CASH AND CASH EQUIVALENTS, TIME DEPOSITS AND PLEDGED DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Abstract]
Summary of Cash and Cash Equivalents, Time Deposits and Pledged Deposits

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Cash and bank balances	1,312,773	841,317
Less: Pledged deposits	(357)	(1,270)
Time deposits	(34,703)	(54,016)

Cash and cash equivalents	1,277,713	786,031

Denominated in USD	1,254,969	727,160
Denominated in RMB	12,675	21,472
Denominated in EUR	10,069	37,399

Cash and cash equivalents	1,277,713	786,031